Financial Instruments (Details) - Schedule of repayment dates of financial liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments (Details) - Schedule of repayment dates of financial liabilities [Line Items]
Trade payables	$ 3,722	$ 2,833
Other payables	18,810	11,322
Financial derivatives and deferred consideration	8,867	18,257
Lease liabilities	17,220	5,422
Other long-term liability	1,374	1,521
Liability in respect of government grants	1,986	1,988
Financial liability, total	51,979	41,343
First year [Member]
Financial Instruments (Details) - Schedule of repayment dates of financial liabilities [Line Items]
Trade payables	3,722	2,833
Other payables	18,810	11,322
Financial derivatives and deferred consideration	8,798	14,910
Lease liabilities	4,846	2,086
Other long-term liability	363	417
Liability in respect of government grants	494	428
Financial liability, total	37,033	31,996
More than a year [Member]
Financial Instruments (Details) - Schedule of repayment dates of financial liabilities [Line Items]
Trade payables
Other payables
Financial derivatives and deferred consideration	69	3,347
Lease liabilities	12,374	3,336
Other long-term liability	1,011	1,104
Liability in respect of government grants	1,492	1,560
Financial liability, total	$ 14,946	$ 9,347